PREPAYMENTS AND OTHER CURRENT ASSETS, NET - Summary of prepayments and other current assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepayments and Other Current Assets
Prepayments and other current assets, net	$ 6,835,599	$ 26,966,209
Non-related parties
Prepayments and Other Current Assets
Prepaid mining machine hosting expenses	3,550,921	25,004,141
Inventory	628,914
Prepayments for vehicles	375,166
Interest receivables		1,877,373
Others	2,344,351	84,695
Prepayments and other current assets	6,899,352	26,966,209
Less: allowance for prepayments and other current assets	(63,753)
Prepayments and other current assets, net	$ 6,835,599	$ 26,966,209